SUBSEQUENT EVENTS - Senior Secured Note Financing (Details) - Senior Secured Notes - USD ($)			1 Months Ended
	Mar. 18, 2026	Oct. 31, 2025	Mar. 31, 2026
SUBSEQUENT EVENTS
Aggregate principal		$ 1,100,000
Gross proceeds received related to note payable		$ 1,000,000
Maximum default interest rate		10.00%
Subsequent events
SUBSEQUENT EVENTS
Aggregate principal	$ 3,750,000
Gross proceeds received related to note payable	$ 2,625,000
Percentage of discount from principal amount of a debt instrument	30.00%
Maximum default interest rate			14.00%
Debt term			6 months
Debt instrument convertible conversion ratio			120